Equity-Accounted Joint Ventures - MALT Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges	$ 7.5	$ 44.0
Number of vessels | vessel	10		15
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			2
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			52.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 95.6		$ 82.6
Carrying value of guarantee liability	0.3		0.3
Asset Impairment Charges		$ 86.9
Difference between carrying amount and book value	74.8		$ 71.2
Number of vessels | vessel			6
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			50.00%
Principal amount outstanding on secured loan facilities and finance leases	189.6		$ 190.7
Carrying value of guarantee liability	0.9		0.7
Difference between carrying amount and book value	10.0		$ 8.4
Number of vessels | vessel			18
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value	$ 8.7		$ 8.0
Number of vessels | vessel			4